INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6        INTANGIBLE ASSETS

				Computer
				Software,
			Mineral	production
			exploration	quota and
	Goodwill	Mining rights	rights	others	Total
Year ended December 31, 2022
Opening net carrying amount	3,509,515	7,315,211	984,286	1,524,976	13,333,988
Additions	—	134,806	19,356	43,190	197,352
Disposals	—	—	—	(1,774)	(1,774)
Disposal of subsidiaries	—	—	—	(8,572)	(8,572)
Impairment	(15,495)	(60,347)	—	—	(75,842)
Amortization	—	(444,764)	—	(58,157)	(502,921)
Transfer from property, plant and equipment (Note 7)	—	—	—	1,945	1,945
Currency translation differences	874	5,773	—	—	6,647
Closing net carrying amount	3,494,894	6,950,679	1,003,642	1,501,608	12,950,823

As of December 31, 2022
Cost	3,510,864	10,585,156	1,239,376	2,118,444	17,453,840
Accumulated amortization and impairment	(15,970)	(3,634,477)	(235,734)	(616,836)	(4,503,017)
Net carrying amount	3,494,894	6,950,679	1,003,642	1,501,608	12,950,823

				Computer
				Software,
			Mineral	production
			exploration	quota and
	Goodwill	Mining rights	rights	others	Total
Year ended December 31, 2021
Opening net carrying amount	3,509,857	7,638,216	1,276,295	1,565,165	13,989,533
Additions	—	98,352	13,452	8,612	120,416
Disposals	—	(3,639)	—	—	(3,639)
Impairment	—	(175,245)	(237,791)	(2,623)	(415,659)
Amortization	—	(351,748)	—	(55,539)	(407,287)
Transfer from property, plant and equipment (Note 7)	—	45,522	—	10,346	55,868
Currency translation differences	(342)	(1,692)	(2,225)	(985)	(5,244)
Reclassifications and internal transfers	—	65,445	(65,445)	—	—
Closing net carrying amount	3,509,515	7,315,211	984,286	1,524,976	13,333,988

As of December 31, 2021
Cost	3,509,515	10,435,028	1,220,020	2,098,631	17,263,194
Accumulated amortization and impairment	—	(3,119,817)	(235,734)	(573,655)	(3,929,206)
Net carrying amount	3,509,515	7,315,211	984,286	1,524,976	13,333,988

6        INTANGIBLE ASSETS (CONTINUED)

For the years ended December 31, 2020, 2021 and 2022, the amortization expenses of intangible assets recognized in profit or loss were analyzed as follows:

	For the years ended December 31
	2022	2021	2020
Cost of sales	474,639	384,383	467,573
General and administrative expenses	28,282	22,904	25,839
	502,921	407,287	493,412

As of December 31, 2022, the Group pledged mining rights and mineral exploration rights totaling RMB1,353 million (December 31, 2021: RMB1,400 million) for certain interest-bearing loans and borrowings as set out in Note 26.

Impairment testing of goodwill

The lowest level within the Group at which goodwill is monitored for internal management purposes is the operating segment before aggregation. Therefore, goodwill is allocated to the Group’s CGUs and groups of CGUs that are expected to benefit from the synergies of the relevant business combination. A summary of goodwill allocation is presented below:

	December 31, 2022		December 31, 2021
	Alumina	Primary aluminum	Alumina	Primary aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Aluminum Co., Ltd.	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP”)	—	—	14,621	—
Shanxi Huaxing	1,163,949	—	1,163,949	—
	1,353,368	2,141,526	1,367,989	2,141,526

The recoverable amount of the CGU or group of CGUs is determined based on value-in-use calculations. These calculation of VIU use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the 5-year period are extrapolated using the estimated growth rate of 2% (2021: 2%) not exceeding the long-term average growth rate for the businesses in which the CGU operates. Other key assumptions applied in the impairment testing include future prices of aluminum and alumina and the discount rate. Management determined these key assumptions based on past performance and their expectations on market development. Furthermore, the Group adopts a pre-tax and inflation rate of 12.62% (2021: 12.62%) that reflects specific risks related to CGU or groups of CGUs as the discount rate. These estimates and judgments may be affected by unexpected changes in the future market or economic conditions.

Based on the assessment, other than the impairment of PTNP in 2022, there was no other impairment of goodwill as of December 31, 2022 and December 31, 2021.